PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	1	1	1
Expected return on plan assets	0	0	0
Amortization of net loss	0	0	0
Amortization of prior service credit	(3)	(3)	(2)
Settlement loss recognized	0	0	0
Other	0	0	0
Net periodic (benefit) cost	(2)	(2)	(1)
United States | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	2
Interest cost	4	6	8
Expected return on plan assets	(11)	(13)	(13)
Amortization of net loss	0	0	0
Amortization of prior service credit	0	0	0
Settlement loss recognized	0	0	0
Other	0	0	0
Net periodic (benefit) cost	(6)	(6)	(3)
Non-U.S. Plans | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	3
Interest cost	4	4	5
Expected return on plan assets	(5)	(5)	(5)
Amortization of net loss	2	2	1
Amortization of prior service credit	(1)	(1)	(1)
Settlement loss recognized	8	0	0
Other	0	0	1
Net periodic (benefit) cost	$ 11	$ 3	$ 4